Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of share capital

	Common Shares	Preference A Shares	Preference B Shares	Preference C Shares
Shares outstanding as of January 1, 2025	40,677,840	20,762,302	24,173,854	15,135,490
Shares issued during the period	-	-	-	8,303,032
Shares outstanding as of June 30, 2025	40,677,840	20,762,302	24,173,854	23,438,522

Shares outstanding as of January 1, 2026	47,040,730	20,762,302	24,173,854	23,438,522
Shares issued during the period	26,783,471	-	-	-
Shares transferred between classes	68,374,678	(20,762,302)	(24,173,854)	(23,438,522)
Shares outstanding as of June 30, 2026	142,198,879	0	0	0